Equity (Details) - Treasury Share Issuance - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jul. 14, 2021	Mar. 18, 2021	Dec. 31, 2021	Jan. 22, 2021	Nov. 30, 2020	Oct. 05, 2020	Jun. 05, 2020
Equity [Abstract]
Number of treasury shares reissued (in shares)	48,393	275,132	323,525
Price per share (in dollars per share)	$ 1.7	$ 2.4		$ 1.70	$ 1.06	$ 1.06	$ 1.30
Value of treasury shares reissued	$ 0.1	$ 0.7	$ 0.8
Book value of treasury shares reissued	2.1	10.4	12.5
Loss on issuance of treasury shares	$ 2.0	$ 9.7	$ 11.7